UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: July 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

CLEARBRIDGE EQUITY FUND

FORM N-Q

JULY 31, 2014

CLEARBRIDGE EQUITY FUND

Schedule of investments (unaudited)	July 31, 2014

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.5%
CONSUMER DISCRETIONARY - 12.8%
Auto Components - 3.1%
Johnson Controls Inc.	336,660	$15,903,818

Automobiles - 1.2%
Harley-Davidson Inc.	97,520	6,028,686

Hotels, Restaurants & Leisure - 1.3%
Starwood Hotels & Resorts Worldwide Inc.	83,650	6,427,666

Media - 3.9%
Twenty-First Century Fox Inc., Class B Shares	306,120	9,691,759
Walt Disney Co.	115,620	9,929,446

Total Media		19,621,205

Specialty Retail - 3.3%
Advance Auto Parts Inc.	49,870	6,039,756
TJX Cos. Inc.	200,220	10,669,724

Total Specialty Retail		16,709,480

TOTAL CONSUMER DISCRETIONARY		64,690,855

CONSUMER STAPLES - 9.1%
Beverages - 1.8%
PepsiCo Inc.	105,590	9,302,479

Food & Staples Retailing - 3.6%
CVS Caremark Corp.	238,990	18,249,277

Food Products - 2.8%
Danone SA, ADR	467,344	6,767,141
Nestle SA, ADR	95,520	7,082,808

Total Food Products		13,849,949

Household Products - 0.9%
Kimberly-Clark Corp.	45,420	4,717,775

TOTAL CONSUMER STAPLES		46,119,480

ENERGY - 8.7%
Energy Equipment & Services - 2.7%
Cameron International Corp.	80,840	5,732,364	*
Halliburton Co.	114,450	7,895,906

Total Energy Equipment & Services		13,628,270

Oil, Gas & Consumable Fuels - 6.0%
Cimarex Energy Co.	21,190	2,945,834
Exxon Mobil Corp.	108,490	10,734,000
Hess Corp.	65,560	6,489,129
Occidental Petroleum Corp.	104,540	10,214,603

Total Oil, Gas & Consumable Fuels		30,383,566

TOTAL ENERGY		44,011,836

FINANCIALS - 16.6%
Banks - 8.3%
Citigroup Inc.	294,404	14,399,300
JPMorgan Chase & Co.	210,760	12,154,529
Wells Fargo & Co.	302,540	15,399,286

Total Banks		41,953,115

Capital Markets - 1.0%
Charles Schwab Corp.	189,330	5,253,908

Consumer Finance - 1.3%
American Express Co.	74,410	6,548,080

See Notes to Schedule of Investments.

CLEARBRIDGE EQUITY FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2014

SECURITY	SHARES	VALUE
Diversified Financial Services - 1.7%
Berkshire Hathaway Inc., Class A Shares	45	$8,465,580	*

Insurance - 3.2%
MetLife Inc.	304,250	16,003,550

Real Estate Investment Trusts (REITs) - 1.1%
American Tower Corp.	57,850	5,460,461

TOTAL FINANCIALS		83,684,694

HEALTH CARE - 14.5%
Biotechnology - 2.7%
Amgen Inc.	84,180	10,723,690
Regeneron Pharmaceuticals Inc.	8,620	2,725,816	*

Total Biotechnology		13,449,506

Health Care Providers & Services - 1.4%
UnitedHealth Group Inc.	89,440	7,249,112

Life Sciences Tools & Services - 1.5%
Thermo Fisher Scientific Inc.	60,040	7,294,860

Pharmaceuticals - 8.9%
Bristol-Myers Squibb Co.	50,500	2,556,310
Johnson & Johnson	119,670	11,977,771
Merck & Co. Inc.	297,980	16,907,385
Pfizer Inc.	335,680	9,634,016
Roche Holding AG, ADR	104,650	3,801,411

Total Pharmaceuticals		44,876,893

TOTAL HEALTH CARE		72,870,371

INDUSTRIALS - 11.1%
Aerospace & Defense - 4.9%
Honeywell International Inc.	112,740	10,352,914
Orbital Sciences Corp.	250,540	6,431,362	*
Raytheon Co.	85,569	7,767,098

Total Aerospace & Defense		24,551,374

Air Freight & Logistics - 1.1%
C.H. Robinson Worldwide Inc.	82,270	5,549,934

Commercial Services & Supplies - 1.0%
Tyco International Ltd.	112,180	4,840,567

Construction & Engineering - 0.4%
Granite Construction Inc.	65,940	2,146,347

Electrical Equipment - 1.1%
Rockwell Automation Inc.	51,840	5,788,455

Industrial Conglomerates - 1.2%
General Electric Co.	232,241	5,840,861

Machinery - 1.4%
Caterpillar Inc.	25,000	2,518,750
Flowserve Corp.	33,760	2,499,590
Pentair PLC	36,106	2,313,312

Total Machinery		7,331,652

TOTAL INDUSTRIALS		56,049,190

INFORMATION TECHNOLOGY - 19.9%
Internet Software & Services - 6.7%
Facebook Inc., Class A Shares	158,949	11,547,645	*
Google Inc., Class A Shares	19,437	11,264,713	*
Google Inc., Class C Shares	19,437	11,110,189	*

Total Internet Software & Services		33,922,547

See Notes to Schedule of Investments.

CLEARBRIDGE EQUITY FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2014

SECURITY			SHARES	VALUE
IT Services - 0.9%
Automatic Data Processing Inc.			53,690	$4,365,534

Semiconductors & Semiconductor Equipment - 1.6%
ASML Holding NV, New York Registered Shares			84,666	7,972,151

Software - 8.3%
Citrix Systems Inc.			40,030	2,711,232	*
Microsoft Corp.			423,128	18,262,204
Oracle Corp.			117,930	4,763,193
Red Hat Inc.			92,840	5,395,861	*
Splunk Inc.			84,960	3,994,819	*
VMware Inc., Class A Shares			67,870	6,743,563	*

Total Software				41,870,872

Technology Hardware, Storage & Peripherals - 2.4%
Apple Inc.			129,590	12,384,916

TOTAL INFORMATION TECHNOLOGY				100,516,020

MATERIALS - 3.8%
Chemicals - 1.4%
Ecolab Inc.			64,830	7,036,000

Construction Materials - 1.7%
Eagle Materials Inc.			93,690	8,508,926

Metals & Mining - 0.7%
Freeport-McMoRan Inc.			102,410	3,811,700

TOTAL MATERIALS				19,356,626

TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 1.1%
Verizon Communications Inc.			110,230	5,557,797

UTILITIES - 1.9%
Electric Utilities - 0.6%
Exelon Corp.			92,060	2,861,225

Multi-Utilities - 1.3%
Sempra Energy			66,710	6,651,654

TOTAL UTILITIES				9,512,879

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $330,694,175)				502,369,748

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 0.2%
Repurchase Agreements - 0.2%
Interest in $1,500,000,000 joint tri-party repurchase agreement dated 7/31/14 with RBS Securities Inc.; Proceeds at maturity - $696,866; (Fully collateralized by various U.S. government obligations, 0.125% to 2.625% due 1/15/15 to 2/15/40; Market value - $710,802)	0.050%	8/1/14	$696,865	696,865

Interest in $547,026,000 joint tri-party repurchase agreement dated 7/31/14 with Deutsche Bank Securities Inc.; Proceeds at maturity - $254,136; (Fully collateralized by various U.S. government obligations, 0.000% due 8/15/24 to 11/15/40; Market value - $261,759)	0.090%	8/1/14	254,135	254,135

TOTAL SHORT-TERM INVESTMENTS (Cost - $951,000)				951,000

TOTAL INVESTMENTS - 99.7% (Cost - $331,645,175#)				503,320,748
Other Assets in Excess of Liabilities - 0.3%				1,332,083

TOTAL NET ASSETS - 100.0%				$504,652,831

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$502,369,748	—	—	$502,369,748
Short-term investments†	—	$951,000	—	951,000

Total investments	$502,369,748	$951,000	—	$503,320,748

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At July 31, 2014, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$174,219,599
Gross unrealized depreciation	(2,544,026)

Net unrealized appreciation	$171,675,573

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended July 31, 2014, the Fund did not invest in any derivative instruments.

4. Reorganization

In July 2014, the Fund’s Board of Trustees approved a reorganization pursuant to which the Fund’s assets would be acquired, and its liabilities would be assumed, by ClearBridge Large Cap Growth Fund (the “Acquiring Fund”), a series of the Trust, in exchange for shares of the Acquiring Fund. Shares of the Acquiring Fund would be distributed to Fund shareholders, and the Fund would then be terminated. The reorganization is subject to the satisfaction of certain conditions, including approval by Fund shareholders. If the reorganization is approved by Fund shareholders, it is expected to occur on or about December 19, 2014 or on such later date as the parties may agree.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	September 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	September 25, 2014

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	September 25, 2014